Acquired intangible assets, net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
 6. Acquired intangible assets, net

Acquired intangible assets, net consisted of the following:

	December 31,
	2017	2018
Distribution networks	$—	$—
Trademarks	614,624	614,624
	$614,624	$614,624
Less: accumulated amortization	(614,624)	(614,624)
	$—	$—

In 2017, the Company reached an agreement to sell a majority interest in its HJX business to a third-party investor and operator. The Company reclassified HJX related distribution networks and trademarks with carrying amount $353,691 to held-for-sale assets as of December 31, 2017.

The Company recorded amortization expense of $301,697, $221,582 and nil for the years ended December 31, 2016, 2017 and 2018, respectively.